PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	May 31, 2025	August 31, 2024
Plant and machineries	$598,681	$601,405
Office equipment	63,760	61,143
Vehicles	84,477	83,239
Furniture and equipment	24,292	23,936
Renovation	126,115	121,700
	897,325	891,423
Less: Accumulated depreciation	(618,374)	(533,645)
Property, plant and equipment, net	$278,951	$357,778

Depreciation expense for the nine months ended May 31, 2025, was $84,729. Depreciation expense for the period ended May 31, 2024, was $187,729.

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	August 31, 2024	August 31, 2023
Plant and machinery	$601,405	$476,219
Office equipment	61,143	55,848
Vehicles	83,239	77,497
Furniture and equipment	23,936	22,285
Renovation	121,700	113,305
	891,423	745,154
Less: Accumulated depreciation	(533,645)	(281,767)
Property, plant and equipment, net	$357,778	$463,387

Depreciation expense for the year ended August 31, 2024, was $251,878, and for the year ended August 31, 2023, was $132,170.